Deposits	12 Months Ended
Dec. 31, 2011
Deposits.
Deposits

	2011				2010

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	11,446	4,218	15,664		11,088	3,044	14,132

Interest-bearing demand deposits	113,403	19,626	133,029		100,414	17,625	118,039

Savings deposits	54,395	38	54,433		53,242	27	53,269

Time deposits	16,841	133,581	150,422	[1]	19,036	120,581	139,617	[1]

Total deposits	196,085	157,463	353,548	[2]	183,780	141,277	325,057	[2]

of which due to banks	–	–	40,147		–	–	37,493

of which customer deposits	–	–	313,401		–	–	287,564

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included CHF 149,985 million and CHF 139,150 million as of December 31, 2011 and 2010, respectively, of the Swiss franc equivalent of individual time deposits greater than USD#nbsp#100,000 in Switzerland and foreign offices. 2 Not included as of December 31, 2011 and 2010 were CHF 51 million and CHF 48 million, respectively, of overdrawn deposits reclassified as loans.